RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Schedule of remuneration of key management personnel
Remuneration of Key Management Personnel
Key management personnel include the members of the Board of Directors and the executive leadership team. Compensation for key management personnel (including Directors) was as follows:

For the years ended December 31	2021	2020
Salaries and short-term employee benefits[1]	$36	$33
Post-employment benefits[2]	6	4
Share-based payments and other[3]	25	45
	$67	$82
[1] Includes annual salary and annual short-term incentives/other bonuses earned in the year.
[2] Represents Company contributions to retirement savings plans.
[3] Relates to DSU, RSU, and PGSU grants and other compensation.